SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at the beginning of year	$ 55,690	$ 49,172
Additions during the year	7,224	6,158
Balance at end of year	$ 62,914	$ 55,690